Document and Entity Information	9 Months Ended
Jan. 31, 2021
Document And Entity Information
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Central Index Key	0000748268
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Is Entity Emerging Growth Company?	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true